Subsidiary guarantee information (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	SFr 15,068	SFr (17,620)	SFr 22,074
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	349	275	538
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	36,964	11,685	17,120
Purchase of investment securities	(376)	(1,060)	(677)
Proceeds from sale of investment securities	19	930	176
Maturities of investment securities	908	340	832
Investments in subsidiaries and other investments	(594)	(1,264)	(1,792)
Proceeds from sale of other investments	1,938	1,553	3,737
Proceeds from sale of loans	1,579	1,255	1,483
(Increase)/decrease in loans	(5,446)	(23,604)	(9,126)
Capital expenditures for premises and equipment and other intangible assets	(1,102)	(1,056)	(903)
Proceeds from sale of premises and equipment and other intangible assets	13	1	9
Other, net	409	606	122
Net cash provided by/(used in) investing activities of continuing operations	34,661	(10,339)	11,519
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	(29,149)	26,040	22,463
Increase/(decrease) in short-term borrowings	(18,148)	3,509	6,002
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(22,149)	(31,001)	(36,347)
Issuances of long-term debt	77,858	74,159	39,090
Repayments of long-term debt	(49,365)	(36,471)	(55,135)
Issuances of common shares	6,035	297	976
Sale of treasury shares	18,752	9,394	9,764
Repurchase of treasury shares	(19,761)	(10,197)	(10,202)
Dividends paid/capital repayments	(427)	(1,252)	(564)
Excess tax benefits on share based awards			0
Other, net	186	(1,192)	(468)
Net cash provided by/(used in) financing activities of continuing operations	(36,168)	33,286	(24,421)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(582)	5,790	(1,216)
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations	0	(460)	(1,027)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	12,979	10,657	6,929
Cash and due from banks at beginning of period	79,349	68,692	61,763
Cash and due from banks at end of period	92,328	79,349	68,692
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	9,846	(12,139)	6,565
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(1)	1,221	(1)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	46,481	(8,986)	(2,517)
Purchase of investment securities	0	0	(165)
Proceeds from sale of investment securities	1	103	107
Maturities of investment securities	68	0	0
Investments in subsidiaries and other investments	(375)	(643)	232
Proceeds from sale of other investments	1,243	1,218	2,139
Proceeds from sale of loans	0	0	0
(Increase)/decrease in loans	4,112	2,746	5,589
Capital expenditures for premises and equipment and other intangible assets	(322)	(317)	(238)
Proceeds from sale of premises and equipment and other intangible assets	3	0	0
Other, net	33	(11)	(87)
Net cash provided by/(used in) investing activities of continuing operations	51,243	(4,669)	5,059
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	(34)	(168)	95
Increase/(decrease) in short-term borrowings	8,649	17,914	20,660
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(35,303)	(3,894)	(28,474)
Issuances of long-term debt	8,511	6,607	687
Repayments of long-term debt	(41,555)	(2,559)	(4,219)
Issuances of common shares	0	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	0	(1,128)	(178)
Excess tax benefits on share based awards			0
Other, net	(497)	(791)	(163)
Net cash provided by/(used in) financing activities of continuing operations	(60,229)	15,981	(11,592)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	19	486	(73)
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations		(8)	0
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	879	(349)	(41)
Cash and due from banks at beginning of period	4,617	4,966	5,007
Cash and due from banks at end of period	5,496	4,617	4,966
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	5,079	(6,061)	15,452
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(928)	(1,948)	444
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(9,903)	20,663	19,637
Purchase of investment securities	(376)	(1,060)	(511)
Proceeds from sale of investment securities	18	15	69
Maturities of investment securities	819	187	673
Investments in subsidiaries and other investments	(180)	(585)	(1,570)
Proceeds from sale of other investments	652	301	1,026
Proceeds from sale of loans	1,579	1,255	1,483
(Increase)/decrease in loans	(8,053)	(26,436)	(14,166)
Capital expenditures for premises and equipment and other intangible assets	(765)	(726)	(657)
Proceeds from sale of premises and equipment and other intangible assets	10	1	9
Other, net	369	612	202
Net cash provided by/(used in) investing activities of continuing operations	(16,758)	(7,721)	6,639
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	(28,723)	27,305	22,535
Increase/(decrease) in short-term borrowings	(26,797)	(14,405)	(14,658)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,154	(27,107)	(7,873)
Issuances of long-term debt	68,372	67,543	37,227
Repayments of long-term debt	(7,364)	(35,312)	(50,997)
Issuances of common shares	0	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(10)	1,044	(305)
Excess tax benefits on share based awards			0
Other, net	5,286	303	899
Net cash provided by/(used in) financing activities of continuing operations	23,918	19,371	(13,172)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(597)	5,131	(1,146)
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations		(452)	(1,027)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	11,642	10,268	6,746
Cash and due from banks at beginning of period	73,383	63,115	56,369
Cash and due from banks at end of period	85,025	73,383	63,115
Bank
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	14,925	(18,200)	22,017
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(929)	(727)	443
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	36,578	11,677	17,120
Purchase of investment securities	(376)	(1,060)	(676)
Proceeds from sale of investment securities	19	118	176
Maturities of investment securities	887	187	673
Investments in subsidiaries and other investments	(555)	(1,228)	(1,338)
Proceeds from sale of other investments	1,895	1,519	3,165
Proceeds from sale of loans	1,579	1,255	1,483
(Increase)/decrease in loans	(3,941)	(23,690)	(8,577)
Capital expenditures for premises and equipment and other intangible assets	(1,087)	(1,043)	(895)
Proceeds from sale of premises and equipment and other intangible assets	13	1	9
Other, net	402	601	115
Net cash provided by/(used in) investing activities of continuing operations	34,485	(12,390)	11,698
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	(28,757)	27,137	22,630
Increase/(decrease) in short-term borrowings	(18,148)	3,509	6,002
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(22,149)	(31,001)	(36,347)
Issuances of long-term debt	76,883	74,150	37,914
Repayments of long-term debt	(48,919)	(37,871)	(55,216)
Issuances of common shares	0	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(10)	(84)	(483)
Excess tax benefits on share based awards			0
Other, net	4,789	(488)	736
Net cash provided by/(used in) financing activities of continuing operations	(36,311)	35,352	(24,764)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(578)	5,617	(1,219)
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations	0	(460)	(1,027)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	12,521	9,919	6,705
Cash and due from banks at beginning of period	78,000	68,081	61,376
Cash and due from banks at end of period	90,521	78,000	68,081
Group parent company
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	129	609	400
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(5)	0	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0
Purchase of investment securities	0	(2,217)	(1,402)
Proceeds from sale of investment securities	0	0	0
Maturities of investment securities	0	0	0
Investments in subsidiaries and other investments	(5,310)	(1,352)	(2,458)
Proceeds from sale of other investments	18	3	481
Proceeds from sale of loans	0	0	0
(Increase)/decrease in loans	210	2,482	1,228
Capital expenditures for premises and equipment and other intangible assets	0	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	0	(10)	0
Net cash provided by/(used in) investing activities of continuing operations	(5,087)	(1,094)	(2,151)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	(475)	(669)	(500)
Increase/(decrease) in short-term borrowings	300	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	0	2,217	2,292
Repayments of long-term debt	(30)	0	0
Issuances of common shares	6,035	297	976
Sale of treasury shares	3	0	58
Repurchase of treasury shares	(1,044)	(742)	(217)
Dividends paid/capital repayments	(415)	(1,125)	(154)
Excess tax benefits on share based awards			1
Other, net	608	609	75
Net cash provided by/(used in) financing activities of continuing operations	4,982	587	2,531
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	1	20	(4)
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations		0	0
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	25	122	776
Cash and due from banks at beginning of period	917	795	19
Cash and due from banks at end of period	942	917	795
Group Parent company - subsidiary that holds a banking license
Net increase/(decrease) in cash and due from banks
Dividend income from investments	150	150	161
Group Parent company - subsidiary that doesn't hold a banking license
Net increase/(decrease) in cash and due from banks
Dividend income from investments	35	113	208
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	14	(29)	(343)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	1,283	1,002	95
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	386	8	0
Purchase of investment securities	0	2,217	1,401
Proceeds from sale of investment securities	0	812	0
Maturities of investment securities	21	153	159
Investments in subsidiaries and other investments	5,271	1,316	2,004
Proceeds from sale of other investments	25	31	91
Proceeds from sale of loans	0	0	0
(Increase)/decrease in loans	(1,715)	(2,396)	(1,777)
Capital expenditures for premises and equipment and other intangible assets	(15)	(13)	(8)
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	7	15	7
Net cash provided by/(used in) investing activities of continuing operations	5,263	3,145	1,972
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	83	(428)	333
Increase/(decrease) in short-term borrowings	(300)	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	975	(2,208)	(1,116)
Repayments of long-term debt	(416)	1,400	81
Issuances of common shares	0	0	0
Sale of treasury shares	18,749	9,394	9,706
Repurchase of treasury shares	(18,717)	(9,455)	(9,985)
Dividends paid/capital repayments	(2)	(43)	73
Excess tax benefits on share based awards			(1)
Other, net	(5,211)	(1,313)	(1,279)
Net cash provided by/(used in) financing activities of continuing operations	(4,839)	(2,653)	(2,188)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(5)	153	7
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations		0	0
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	433	616	(552)
Cash and due from banks at beginning of period	432	(184)	368
Cash and due from banks at end of period	SFr 865	SFr 432	SFr (184)